Other matters	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Other matters
37. Other matters
(a) i. Call option — HZL
Pursuant to the Government of India’s policy of disinvestment, the Company in April 2002 acquired 26% equity interest in Hindustan Zinc Limited (HZL) from the Government of India. Under the terms of the Shareholder’s Agreement (‘SHA’), the Company had two call options to purchase all of the Government of India’s shares in HZL at fair market value. The Group also acquired an additional 20% of the equity capital in HZL through an open offer. The Group exercised the first call option on August 29, 2003 and acquired an additional 18.9% of HZL’s issued share capital, increasing its shareholding to 64.9%. The second call option provides the Company the right to acquire the Government of India’s remaining 29.5% share in HZL. This call option was subject to the right of the Government of India to sell 3.5% of HZL shares to HZL employees. The Company exercised the second call option on July 21, 2009. The Government of India disputed the validity of the call option and refused to act upon the second call option. Consequently, the Company invoked arbitration which is in the early stages. The next date of hearing is to be notified. The Government of India without prejudice to the position on the Put / Call option issue has received approval from the Cabinet for divestment and the Government is looking to divest through the auction route. Meanwhile, the Supreme Court has, in January 2016, directed status quo pertaining to disinvestment of Government of India’s residual shareholding while hearing the public interest petition filed. Vedanta Limited has filed an early hearing application in Supreme Court. The hearings in the matter have started and will now be listed for further arguments in due course.
ii. Call option — BALCO
Pursuant to the Government of India’s policy of divestment, the Company in March 2001 acquired 51% equity interest in BALCO from the Government of India. Under the terms of the SHA, the Company had a call option to purchase the Government of India’s remaining ownership interest in BALCO at any point from March
02
, 2004. The Company exercised this option on March 19, 2004. However, the Government of India contested the valuation and validity of the option and contended that the clauses of the SHA violate the erstwhile Companies Act, 1956 by restricting the rights of the Government of India to transfer its shares and that as a result such provisions of the SHA were null and void. In the arbitration filed by the Company, the arbitral tribunal by a majority award rejected the claims of the Company on the ground that the clauses relating to the call option, the right of first refusal, the “tag along” rights and the restriction on the transfer of shares violate the erstwhile Companies Act, 1956 and are not enforceable.
The Company has challenged the validity of the majority award before the Hon’ble High Court at Delhi and sought for setting aside the arbitration award to the extent that it holds these clauses ineffective and inoperative. The Government of India also filed an application before the High Court to partially set aside the arbitral award in respect of certain matters involving valuation. The matter will be listed for hearing in due course. Meanwhile, the Government of India without prejudice to its position on the Put / Call option issue has received approval from the Cabinet for divestment and the Government is looking to divest through the auction route.

In view of the lack of resolution on the options, the
non-response
to the exercise and valuation request from the Government of India, the resultant uncertainty surrounding the potential transaction and the valuation of the consideration payable, the Company considers the strike price of the options to be at the fair value, which is effectively nil, and hence the call options have not been recognised in the financial statements.
(b) The Scheme of Amalgamation and Arrangement amongst Sterlite Energy Limited (‘SEL’), Sterlite Industries (India) Limited (‘Sterlite’), Vedanta Aluminium Limited (‘VAL’), Ekaterina Limited (‘Ekaterina’), Madras Aluminium Company Limited (‘Malco’) and the Company (the “Scheme”) had been sanctioned by the Honourable High Court of Madras and the Honourable High Court of Judicature of Bombay at Goa and was given effect to in the year ended March 31, 2014.
Subsequently the above orders of the honourable High Court of Bombay and Madras have been challenged by Commissioner of Income Tax, Goa and Ministry of Corporate Affairs through a Special Leave Petition before the honourable Supreme Court and also by a creditor and a shareholder of the Company. The said petitions are currently pending for hearing.
(c)
Pursuant to Management Committee recommendation and minutes of Empowered Committee of Secretaries (ECS) filed by GoI, Vedanta Limited had considered cost recovery of
₹

16,176
 million ($
251
million) in FY
2017-18,
being the cost incurred over the initially approved FDP of Pipeline Project. Vedanta Limited’s claim for the resultant profit petroleum of
₹

3,219
 million ($
43
million) (Refer Note
17)
, which had been previously paid, has been objected by the GoI. The Group believes that it has a good case on merits to recover the amount and has therefore treated it as a non-current
recoverable amount.
(
d
) The Department of Mines and Geology (DMG) of the State of Rajasthan initiated the royalty assessment process from Jan 2008 to 2019 and issued a show cause notice vide an office order dated January 31, 2020 amounting to
₹
 19,250 million ($ 255 million). The Group has challenged (the show cause notice or / and) computation mechanism of the royalty on the ground that the State has not complied with the previous orders of Rajasthan High Court where a similar computation mechanism was challenged and Court had directed DMG to reassess basis the judicial precedents and mining concession rules. Pending compliance of previous orders, High Court has granted a stay on the notice and directed DMG not to take any coercive action. Based on the opinion of external council, the Group believes that it has strong grounds of a successful appeal, and the chances of an outcome which is not in
favor of the Group is remote.
(
e
) In terms of various notifications issued by the Ministry of Environment, Forest and Climate Change (MoEF&CC), ash produced from thermal power plant are required to be disposed of by the Group in the manner specified in those notifications. However
,
compliance with manner of disposal as specified in those notifications is not achieved due to lack of demand from user agencies side. Consequently, the Group is storing ash produced in ash dyke in accordance with conditions of the Environmental Clearance & Consent to Operate granted by the MOEF&CC & Office of State Pollution Control Board (OSPCB) respectively as well as supplying the same to user agencies. Management believes storage of ash in ash dykes/ ash pond in accordance with environmental clearances received by the Group are enough compliance with the applicable notifications issued by MoEF&CC which is supported by a legal opinion obtained.
The National Green Tribunal (NGT) has also taken cognizance of the matter and vide its order dated February 12, 2020 has ordered for levy of environmental compensation on generating companies on account of their failure to comply the aforesaid notifications. The Group is in the process of filling an appeal with the Hon’ble Supreme Court of India (Apex Court) challenging the said order of NGT on the grounds that it is not in accordance with directions given by the Apex Court vide orders dated December 13, 2018 and February 04, 2019 and methodology for determination of compensation is not reasonable. Management believes that the outcome of the appeal will not have an adverse financial impact on the Group which is supported by a legal opinion obtained.